Stockholders' Equity (10K) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended
	Sep. 19, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 19, 2014	Jul. 11, 2014	Jul. 31, 2014	Oct. 24, 2014
Preferred stock, shares authorized		20,000,000		20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized		100,000,000		100,000,000	100,000,000
Common stock, shares outstanding		24,269,047		24,269,047	10,928,099
Warrant exercise price	$ 1.00						$ 1.00
Fair value of warrants	$ 614,049
Dividend yield				0.00%
Forefront receive compensation		68,706		256,642
Debt issuance costs				520,487
Cost is expected to recongnized over a weighted average period				2 years 9 months
Debt discount cost related outstanding debt		119,542	47,306	437,115	67,104
Unamortized debt discount		1,235,264		1,354,806	83,263
Consultants [Member]
Issuance of warrants to purchase of common stock						89,588		12,625
Warrant exercise price						$ 1.00		$ 0.00
Warrant expiration period						7 years	7 years	4 years
Fair value of warrants						77,207	614,049	12,625
Expected volatility rate						108.90%	113.70%	100.77%
Risk free interest rate						2.20%	2.29%	1.28%
Contractual term						7 years	7 years	4 years
Dividend yield						0.00%	0.00%	0.00%
Percentage of warrants to purchase of diluted shares of common stock							3.00%
Issuance of common stock shares of merger							699,671
Common stock price per share							$ 1.00
Warrant vested period							2 years
Percentage of shares into warrant vested and exercisable							33.33%
Stock options description

The warrant will vest over a two-year period from the effective date, with 33.33% of the shares subject to the warrant becoming vested and exercisable on the date that the consulting agreement is executed, 33.33% of the shares subject to the option becoming vested and exercisable on the date that is twelve (12) months after the effective date, and 33.34% of the shares subject to the warrant vesting and becoming exercisable on the date that is twenty four (24) months after the effective date.

Unrecognized consulting cost related to unvested warrants				324,532
Cost is expected to recongnized over a weighted average period				1 year 9 months
MTF Short Term 2014 Loan [Member]
Warrant exercise price				$ 1.62
Fair value of warrants				520,487
Expected volatility rate				113.70%
Risk free interest rate				0.0117%
Issuance of warrant				625,000
Dividend yield				0.00%
Extra Warrants [Member]
Fair value of warrants				407,917
Expected volatility rate				109.42%
Risk free interest rate				2.17%
Issuance of warrant				500,000
Warrants expiration date				Feb. 02, 2020
Contractual term				5 years
Dividend yield				0.00%
Bridge Financings [Member]
Issuance of warrants to purchase of common stock				200,000
Warrant exercise price				$ 1.00
Warrant expiration period				7 years
Fair value of warrants				171,143
Expected volatility rate				109.00%
Risk-free interest rate minimum				1.10%
Risk-free interest rate maximum				2.11%
Orthofix Subsequent Financing [Member]
Issuance of warrants to purchase of common stock				166,667
Warrant exercise price				$ 1.50
Warrant expiration period				4 years
Fair value of warrants				116,164
Expected volatility rate				100.83%
Risk free interest rate				1.66%
Orthofix Subsequent Financing [Member] | MTF Short Term 2014 Loan [Member]
Issuance of warrants to purchase of common stock				333,334
Warrant exercise price				$ 1.50
Secured Term Note and Warrant [Member]
Issuance of warrants to purchase of common stock				3,955,697
Warrant exercise price				$ 1.58
Fair value of warrants				1,434,000
Expected volatility rate				96.77%
Risk free interest rate				0.82%
Warrants expiration date				Oct. 24, 2017
Contractual term				3 years
Dividend yield				0.00%
Hankey Capital, LLC [Member]
Common shares issued for collateral on loan, shares		6,329,114		6,329,114
Issuance of warrants to purchase of common stock										3,955,697
Warrant exercise price										$ 1.58
Orthofix, Corp. [Member]
Issuance of warrants to purchase of common stock									166,667
Warrant exercise price									$ 1.50
Warrant expiration period									4 years
Fair value of warrants									111,804
Expected volatility rate									109.00%
Risk free interest rate									0.79%
Agent Warrants [Member]
Issuance of warrants to purchase of common stock				46,667
Warrant exercise price				$ 1.00
Fair value of warrants				28,629
Expected volatility rate				109.10%
Risk free interest rate				0.39%
Contractual term				2 years 6 months
Dividend yield				0.00%
Warrant expiration term				5 years
Percentage of advisory warrant received				2.00%
Forefront receive compensation				2,500,000
Hankey Capital Secured Term Note [Member]
Issuance of warrants to purchase of common stock				126,582
Warrant exercise price				$ 1.00
Fair value of warrants				$ 197,441
Expected volatility rate				101.05%
Risk free interest rate				1.52%
Contractual term				5 years
Dividend yield				0.00%
Warrant expiration term				5 years